Unpaid Loss and Loss Adjustment Expense - Additional Information (Details) - USD ($) $ in Millions			1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 01, 2021	Jul. 01, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Effects of Reinsurance [Line Items]
Favorable (unfavorable) development on net loss and LAE reserves				$ (0.3)	$ 1.3	$ (0.1)	$ (1.5)
Current accident year incurred loss and LAE				47.3	$ 44.1	$ 54.8	$ 47.3
Reinsurance program, minimum losses threshold				60.0
Winter Storm Uri
Effects of Reinsurance [Line Items]
Current accident year incurred loss and LAE				$ 6.9
Proportional Reinsurance Contracts
Effects of Reinsurance [Line Items]
Percent of contracts subject to participation through reinsurance	70.00%	75.00%	75.00%
Ceded commission percentage		25.00%		25.00%
Claims funding percentage		75.00%		75.00%
Non-Proportional Reinsurance Contracts
Effects of Reinsurance [Line Items]
Percent of contracts subject to participation through reinsurance		25.00%		25.00%